Expense Example	Oct. 28, 2025 USD ($)
New Covenant Growth Fund | New Covenant Growth Fund | New Covenant Growth Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
New Covenant Income Fund | New Covenant Income Fund | New Covenant Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | New Covenant Balanced Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	$ 1,155